UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   12

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $    9,774,776
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------
12    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM             02916P103   278,568 11,848,898 SH       DEFINED    10              11,848,898
AMYLIN PHARMACEUTICALS INC   COM             32346108    358,973 14,381,925 SH       DEFINED    11              14,381,925
CVR ENERGY INC               COM             12662P108    67,326  2,516,845 SH       DEFINED    1                2,516,845
CVR ENERGY INC               COM             12662P108   269,302 10,067,382 SH       DEFINED    11              10,067,382
COMMERCIAL METALS CO         COM             201723103    30,992  2,091,198 SH       DEFINED    1                2,091,198
COMMERCIAL METALS CO         COM             201723103   123,966  8,364,793 SH       DEFINED    11               8,364,793
DYNEGY INC DEL               COM             26817G300     2,021  3,608,441 SH       DEFINED    1                3,608,441
DYNEGY INC DEL               COM             26817G300     8,083 14,433,771 SH       DEFINED    11              14,433,771
ENZON PHARMACEUTICALS INC    COM             293904108     8,078  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    32,311  4,723,891 SH       DEFINED    11               4,723,891
FEDERAL MOGUL CORP           COM             313549404 1,314,590 76,385,255 SH       DEFINED    7               76,385,255
FOREST LABS INC              COM             345838106   182,897  5,272,335 SH       DEFINED    1                5,272,335
FOREST LABS INC              COM             345838106   731,590 21,089,351 SH       DEFINED    11              21,089,351
HAIN CELESTIAL GROUP INC     COM             405217100    62,478  1,426,112 SH       DEFINED    1                1,426,112
HAIN CELESTIAL GROUP INC     COM             405217100   249,912  5,704,451 SH       DEFINED    11               5,704,451
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   141,230  3,269,974 SH       DEFINED    12               3,269,974
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   141,411  3,274,164 SH       DEFINED    9                3,274,164
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101 1,584,357 36,683,433 SH       DEFINED    4               36,683,433
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   331,553  7,676,626 SH       DEFINED    5                7,676,626
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   693,189 16,049,751 SH       DEFINED    3               16,049,751
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   174,252  4,034,548 SH       DEFINED    2                4,034,548
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   607,615 14,068,422 SH       DEFINED    6               14,068,422
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   218,992  5,070,436 SH       DEFINED    8                5,070,436
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   115,952  2,684,697 SH       DEFINED                     2,684,697
MENTOR GRAPHICS CORP         COM             587200106    47,909  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM             587200106   191,638 12,896,232 SH       DEFINED    11              12,896,232
MOTOROLA MOBILITY HLDGS INC  COM             620097105   204,048  5,200,001 SH       DEFINED    1                5,200,001
MOTOROLA MOBILITY HLDGS INC  COM             620097105   816,192 20,799,999 SH       DEFINED    11              20,799,999
MOTRICITY INC                COM             620107102     1,100  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102     6,360  5,782,039 SH       DEFINED                     5,782,039
NAVISTAR INTL CORP           NEW COM         63934E108    58,664  1,450,285 SH       DEFINED    1                1,450,285
NAVISTAR INTL CORP           NEW COM         63934E108   234,656  5,801,141 SH       DEFINED    11               5,801,141
OSHKOSH CORP                 COM             688239201    40,155  1,733,054 SH       DEFINED    1                1,733,054
OSHKOSH CORP                 COM             688239201   160,619  6,932,206 SH       DEFINED    11               6,932,206
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    22,479  1,461,124 SH       DEFINED    1                1,461,124
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    89,918  5,844,502 SH       DEFINED    11               5,844,502
WEBMD HEALTH CORP            COM             94770V102    34,280  1,340,106 SH       DEFINED    1                1,340,106
WEBMD HEALTH CORP            COM             94770V102   137,120  5,360,419 SH       DEFINED    11               5,360,419